SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 26, 2026 USD ($) $ / shares	Jan. 16, 2026 Building Vessel	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Mar. 17, 2026 USD ($)	Feb. 09, 2026 USD ($)
Dividends [Abstract]
Dividend declared (in dollars per share) | $ / shares			$ 0.36	$ 0.4
Subsequent Event [Member]
Purchase and Sale of Vessels [Abstract]
Number of built vessels delivered | Vessel		2
Number of contracts for new buildings | Building		2
Subsequent Event [Member] | Dividend Declared 2025 Q4 [Member]
Dividends [Abstract]
Dividend declare date	Feb. 26, 2026
Dividend declared (in dollars per share) | $ / shares	$ 0.17
Dividend paid	$ 35.9
Dividend paid date	Mar. 24, 2026
Subsequent Event [Member] | Suezmax Tanker, 2003-build [Member]
Purchase and Sale of Vessels [Abstract]
Sale price of vessel						$ 25.0
Subsequent Event [Member] | Suezmax Tanker, 2005-build [Member]
Purchase and Sale of Vessels [Abstract]
Sale price of vessel					$ 40.0